Trade payables (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables

	2024	2023

Trade payables – Brazil	3,436,115	2,268,420
Trade payables – Colombia	409,018	309,828

Total	3,845,133	2,578,248

Current	3,844,541	2,575,701
Non-current	592	2,547